Divestitures and Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
Revenues and Earnings (losses) of Businesses Included in Discontinued Operations
The revenues and earnings (losses) of the businesses included in discontinued operations for the periods presented were as follows:

Revenues	2015	2014	2013
eCas business line	$—	$3.0	$7.3

Earnings (loss) from discontinued operations net of tax:	2015	2014	2013
eCas business line	$(3.9)	$(5.1)	$1.2
ClearPar	—	—	16.7
Healthcare Benefit Solutions Business	—	—	0.1
Participacoes operations	(3.4)	(6.3)	(14.9)
Total discontinued operations	$(7.3)	$(11.4)	$3.1